Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Company's long-term debt

	2011	2010
Revolving credit facility—interest payable monthly at floating rate, due December 2014	$75,000	$175,000
U.S. Government guaranteed long-term financing—interest payable semiannually at 6.45%, due in semiannual installments through June 2027	12,546	13,356
Senior Notes—interest payable semiannually at 6 7/8%, due June 2014	300,000	300,000
Discount on 6 7/8% Senior Notes	(1,649)	(2,248)
Senior Notes—interest payable semiannually at 6 3/8%, due May 2019	500,000	—
Senior Notes—interest payable semiannually at 7 1/8%, due December 2021	800,000	—
Senior Exchangeable Notes—interest payable semiannually at 1.5% until December 2011 and 1.25% thereafter	—	400,000
Discount on 1.5% Senior Exchangeable Notes	—	(19,663)

	1,685,897	866,445
Less current portion	810	184,810

Long-term debt	$1,685,087	$681,635

Annual maturities of long-term debt

2012	810
2013	810
2014	375,810
2015	810
2016	810
Thereafter	1,308,496

Total	$1,687,546